Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits
Schedule of changes in benefit obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as at December 31, 2017	3,397	4,470	1,410
Service costs	5	101	36
Interest costs	282	158	59
Benefits paid	(296)	(272)	(60)
Participant contributions	—	(11)	—
Effect of changes in the actuarial assumptions	679	(164)	(32)
Translation adjustment	(490)	(353)	(133)
Benefit obligation as at December 31, 2018	3,577	3,929	1,280
Service costs	6	55	10
Interest costs	305	153	59
Benefits paid	(433)	(249)	(62)
Participant contributions	—	—	—
Effect of changes in the actuarial assumptions	718	373	176
Translation adjustment	(167)	160	42
Benefit obligation as at December 31, 2019	4,006	4,421	1,505

Schedule of evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as at December 31, 2017	4,828	3,776	—
Interest income	406	127	—
Employer contributions	35	49	60
Participant contributions	2	—	—
Benefits paid	(296)	(247)	(60)
Return on plan assets (excluding interest income)	479	(145)	—
Translation adjustment	(717)	(287)	—
Fair value of plan assets as at December 31, 2018	4,737	3,273	—
Interest income	416	123	—
Employer contributions	27	56	62
Participant contributions	—	—	—
Benefits paid	(433)	(247)	(62)
Return on plan assets (excluding interest income)	757	382	—
Translation adjustment	(200)	139	—
Fair value of plan assets as at December 31, 2019	5,304	3,726	—

Summary of reconciliation of net liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2019			December 31, 2018
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,220	—	—	1,431	—	—
Interest income	110	—	—	124	—	—
Changes on asset ceiling	59	—	—	(113)	—	—
Translation adjustment	(91)	—	—	(222)	—	—
Balance at end of the year	1,298	—	—	1,220	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(4,006)	(412)	(303)	(3,517)	(334)	(249)
Fair value of assets	5,304	163	—	4,737	162	—
Effect of the asset ceiling	(1,298)	—	—	(1,220)	—	—
Liabilities	—	(249)	(303)	—	(172)	(249)
Current liabilities	—	(7)	(20)	—	(4)	(19)
Non-current liabilities	—	(242)	(283)	—	(168)	(230)
Liabilities	—	(249)	(303)	—	(172)	(249)

	Foreign plan
	December 31, 2019			December 31, 2018
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	—	(4,009)	(1,202)	—	(3,595)	(1,031)
Fair value of assets	—	3,563	—	—	3,111	—
Liabilities	—	(446)	(1,202)	—	(484)	(1,031)
Current liabilities	—	(6)	(46)	—	(16)	(33)
Non-current liabilities	—	(440)	(1,156)	—	(468)	(998)
Liabilities	—	(446)	(1,202)	—	(484)	(1,031)

	Total
	December 31, 2019			December 31, 2018
	Overfunded	Underfunded	Other	Overfunded	Underfunded	Other
	pension plans	pension plans	benefits	pension plans	pension plans	benefits
Balance at beginning of the year	1,220	—	—	1,431	—	—
Interest income	110	—	—	124	—	—
Changes on asset ceiling	59	—	—	(113)	—	—
Translation adjustment	(91)	—	—	(222)	—	—
Balance at end of the year	1,298	—	—	1,220	—	—
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(4,006)	(4,421)	(1,504)	(3,517)	(3,929)	(1,280)
Fair value of assets	5,304	3,726	—	4,737	3,273	—
Effect of the asset ceiling	(1,298)	—	—	(1,220)	—	—
Liabilities	—	(695)	(1,504)	—	(656)	(1,280)
Current liabilities	—	(13)	(76)	—	(20)	(52)
Non-current liabilities	—	(682)	(1,428)	—	(636)	(1,228)
Liabilities	—	(695)	(1,504)	—	(656)	(1,280)

Summary of costs recognized in the income statement

	Year ended December 31
	2019			2018			2017
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Service cost	7	55	10	5	101	36	7	86	30
Interest on expense on liabilities	317	153	57	282	158	59	360	183	67
Interest income on plan assets	(432)	(123)	—	(406)	(127)	—	(513)	(151)	—
Interest expense on effect of (asset ceiling)/ onerous liability	114	—	—	124	—	—	152	—	—
Total of cost, net	6	85	67	5	132	95	6	118	97

Summary of costs recognized in the statement of comprehensive income

	Year ended December 31
	2019			2018			2017
	Overfunded	Underfunded		Overfunded	Underfunded		Overfunded	Underfunded
	pension	pension	Other	pension	pension	Other	pension	pension	Other
	plans	plans	benefits	plans	plans	benefits	plans	plans	benefits
Balance at beginning of the year	(166)	(468)	(128)	(163)	(496)	(189)	(153)	(496)	(160)
Effect of changes actuarial assumptions	(718)	(373)	(176)	(679)	172	32	(65)	(167)	(27)
Return on plan assets (excluding interest income)	757	385	—	479	(144)	—	—	167	—
Change of asset ceiling	(60)	—	—	172	—	—	47	—	—
Others	—	—	—	(1)	—	(1)	(3)	—	(14)
	(21)	12	(176)	(29)	28	31	(21)	—	(41)
Deferred income tax	7	(5)	63	10	(7)	(8)	7	(3)	12
Others comprehensive income	(14)	7	(113)	(19)	21	23	(14)	(3)	(29)
Translation adjustments	7	2	3	23	11	10	4	4	1
Transfers/ disposal	—	—	—	(7)	(4)	28	—	(1)	(1)
Accumulated other comprehensive income	(173)	(459)	(238)	(166)	(468)	(128)	(163)	(496)	(189)

Schedule of actuarial and economic assumptions and sensitivity analysis

	Brazil
	December 31, 2019			December 31, 2018
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Discount rate to determine benefit obligation	6.99% - 7.32%	7.10%	6.99% - 7.39%	8.86% - 9.10%	9.10%	9.05% - 9.29%
Nominal average rate to determine expense/ income	6.99% - 7.32%	7.10%	N/A	8.86% - 9.10%	9.10%	N/A
Nominal average rate of salary increase	5.88%	6.00%	N/A	4.00% - 6.08%	6.08%	N/A
Nominal average rate of benefit increase	3.80%	6.00%	N/A	4.00%	6.08%	N/A
Immediate health care cost trend rate	N/A	N/A	6.91%	N/A	N/A	7.12%
Ultimate health care cost trend rate	N/A	N/A	6.91%	N/A	N/A	7.12%
Nominal average rate of price inflation	3.80%	4.00%	3.80%	4.00%	4.00%	4.00%

	Foreign
	December 31, 2019		December 31, 2018
	Underfunded		Underfunded
	pension plans	Other benefits	pension plans	Other benefits
Discount rate to determine benefit obligation	2.96%	3.04%	3.56%	3.66%
Nominal average rate to determine expense/ income	3.57%	3.66%	3.26%	3.44%
Nominal average rate of salary increase	3.17%	N/A	3.20%	N/A
Nominal average rate of benefit increase	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	5.58%	N/A	5.90%
Ultimate health care cost trend rate	N/A	4.55%	N/A	4.56%
Nominal average rate of price inflation	2.10%	N/A	2.10%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	December 31, 2019
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1.0% increase
Effect on actuarial liability balance	3,666	3,901	1,316
Assumptions made	8.18%	4.35%	4.87%
Nominal discount rate - 1.0% reduction
Effect on actuarial liability balance	4,412	5,026	1,747
Assumptions made	6.18%	2.35%	2.87%

Schedule of expected benefit payments

	December 31, 2019
	Overfunded pension plans	Underfunded pension plans	Other benefits
2020	259	235	65
2021	266	236	66
2022	273	238	68
2023	280	240	70
2024	285	242	73
2025 and thereafter	1,494	1,206	381

Overfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities - Corporate	—	48	—	48	—	47	—	47
Debt securities - Government	2,716	—	—	2,716	2,447	—	—	2,447
Investments funds - Fixed Income	2,668	—	—	2,668	2,441	—	—	2,441
Investments funds - Equity	556	—	—	556	450	—	—	450
International investments	28	—	—	28	25	—	—	25
Structured investments - Private Equity funds	—	—	157	157	—	—	159	159
Structured investments - Real estate funds	160	—	17	177	—	—	15	15
Real estate	—	—	323	323	—	—	339	339
Loans to participants	—	—	141	141	—	—	160	160
Total	6,128	48	638	6,814	5,363	47	673	6,083
Funds not related to risk plans (i)				(1,510)				(1,346)
Fair value of plan assets at end of year				5,304				4,737

(i)   Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as at December 31, 2017	196	15	365	224	800
Return on plan assets	15	—	39	25	79
Assets purchases	2	2	7	233	244
Assets sold during the year	(26)	—	(16)	(292)	(334)
Translation adjustment	(28)	(2)	(56)	(30)	(116)
Balance as at December 31, 2018	159	15	339	160	673
Return on plan assets	8	—	8	19	35
Assets purchases	1	2	4	46	53
Assets sold during the year	(4)	—	(13)	(79)	(96)
Translation adjustment	(7)	—	(15)	(5)	(27)
Balance as at December 31, 2019	157	17	323	141	638

Underfunded pension plans
Employee benefits
Schedule of evolution of assets fair value

	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	56	—	56	3	18	—	21
Equity securities	1,409	2	—	1,411	1,186	2	—	1,188
Debt securities - Corporate	—	507	—	507	—	374	—	374
Debt securities - Government	156	634	—	790	116	680	—	796
Investments funds - Fixed Income	49	339	—	388	42	296	—	338
Investments funds - Equity	2	135	—	137	—	124	—	124
Structured investments - Private Equity funds	—	—	212	212	—	—	213	213
Real estate	—	—	55	55	—	—	51	51
Loans to participants	—	—	3	3	—	—	3	3
Others	2	—	165	167	—	—	165	165
Total	1,618	1,673	435	3,726	1,347	1,494	432	3,273

Schedule of measurement of plan assets at fair value with no observable market variables (Level 3)

	Private equity funds	Real estate	Loans to participants	Others	Total
Balance as at December 31, 2017	197	44	5	195	441
Return on plan assets	32	3	—	(15)	20
Assets purchases	22	18	—	—	40
Assets sold during the year	(22)	(10)	(1)	—	(33)
Translation adjustment	(16)	(4)	(1)	(15)	(36)
Balance as at December 31, 2018	213	51	3	165	432
Return on plan assets	11	4	—	5	20
Assets purchases	18	—	—	—	18
Assets sold during the year	(32)	—	(1)	(4)	(37)
Translation adjustment	2	—	1	(1)	2
Balance as at December 31, 2019	212	55	3	165	435